Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [abstract]
Related Party Transactions

17. Related Party Transactions

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2017 and 2016:

a) Purchase of Goods and Services

During the year ended December 31, 2017 and 2016, the Company entered into the following related party transactions with Gold Group Management Inc. and Mill Street Services Ltd., companies with directors in common with the Company.

	Year ended December 31,
	2017	2016
Personnel costs	$138	$121
General and administrative expenses	175	103
	$313	$224

The Company has outstanding balances payable with Gold Group Management Inc. of $nil as at December 31, 2017  (December 31, 2016 - $10). Amounts due to related parties are due on demand, and are unsecured.

b) Key Management Personnel

	Year ended December 31,
	2017	2016
Salaries and short term employee benefits	$4,704	$3,987
Directors fees	594	357
Consulting fees	138	127
Share-based payments	3,672	13,527
	$9,108	$17,998